Consolidated Statement of Shareholder's Equity - EUR (€) € in Thousands	Total	Subscribed capital	Treasury share reserves	Other capital reserves	Share-based payment reserve	Accumulated deficit	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2016	€ (24,723)	€ 25			€ 2,259	€ (27,007)
Net loss	(1,704)					(1,704)
Total comprehensive loss	(1,704)					(1,704)
Share-based compensation	376				376
Ending balance at Jun. 30, 2017	(26,051)	25			2,635	(28,711)
Beginning balance at Dec. 31, 2017	19,477	1,317	€ (24)	€ 48,901	2,747	(32,581)	€ (883)
Net loss	(1,147)					(1,147)
Total comprehensive loss	(320)					(1,147)	827
Share-based compensation	1,777				1,777
Currency translation adjustment	827						827
Issuance of new shares	142		2	140
Ending balance at Jun. 30, 2018	€ 21,076	€ 1,317	€ (22)	€ 49,041	€ 4,524	€ (33,728)	€ (56)